Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Property and Equipment, Net
Gross	¥ 155,381	¥ 125,975
Less: accumulated depreciation	(51,994)	(33,945)
Net book value	103,387	92,030		$ 14,601
Depreciation
Depreciation	20,325	14,818	¥ 8,654
Buildings and property improvements
Property and Equipment, Net
Gross	70,441	61,940
Computer equipment and software
Property and Equipment, Net
Gross	67,382	53,187
Construction in progress
Property and Equipment, Net
Gross	10,828	6,959
Furniture, office and transportation equipment
Property and Equipment, Net
Gross	¥ 6,730	¥ 3,889